STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity Attributable to Parent [Abstract]
STOCKHOLDERS' EQUITY
11	STOCKHOLDERS' EQUITY

a.	Common Stock

The Company has authorized 500,000,000 common shares with a par value of $0.0001 each. The Company has issued and outstanding 191,121,339 and 128,902,124 shares of common stock as of September 30, 2020 and December 31, 2019.

The following common shares were issued by the Company during the nine months ended September 30, 2020.

●	In terms of debt conversion notices received between January 28, 2020 and September 9, 2020, the Company issued an aggregate of 35,002,245 shares of common stock for the conversion of $335,948 of convertible debt, realizing a loss on conversion of $433,610 and in terms of debt exchange agreements entered into on January 7, 2020, the Company issued an aggregate of 2,504,110 shares of common stock, in settlement of $50,082 of loans payable, resulting in a net loss on exchange of $50,082.

●	In terms of subscription agreements entered into with investors on February 20, 2020 and March 16, 2020, the Company issued 1,400,000 shares of common stock for gross proceeds of $33,000.

●	In terms of an agreement entered into with a supplier, the Company issued 535,714 shares of common stock valued at $30,000 on grant date, as partial compensation for services provided.

●	In terms of an employment agreement entered into with the Company's Chief Operating Officer, the Company issued 282,146 shares of common stock valued at $13,500.

●	The Company granted a director 2,000,000 shares of common stock for services to be rendered as a director of the Company, these shares were valued at grant date at $88,000.

b.	Restricted stock awards

The following restricted stock awards were made during the nine months ended September 30, 2020.

(a)	An aggregate of 5,123,750 shares of restricted common stock were issued to our Chief Executive Officer in terms of an employment agreement entered into with him. These shares are restricted and were fully vested on January 1, 2020. These restricted shares were valued at $251,064 or $0.049 per share, the market price of the Company's common stock on grant date.

(b)	An aggregate of 15,371,250 shares of restricted common stock were issued to our Chief Operating Officer in terms of an employment agreement entered into with him. These shares are restricted and vest over a three year period commencing on December 31, 2020. These restricted shares were valued at $753,191 or $0.049 per share, the market price of the Company's common stock on grant date.

The restricted stock granted and exercisable at September 30, 2020 is as follows:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.049	20,495,000	$0.049	5,123,750	$0.049

The Company has recorded an expense of $62,766 and $439,362 for the three months and nine months ended September 30, 2020, respectively, relating to the restricted stock awards.

c.	Preferred Stock

The Company has authorized 25,000,000 shares of preferred stock with a par value of $0.0001 authorized, no preferred stock is issued and outstanding as of September 30, 2020 and December 31, 2019.

d.	Warrants

In connection with the subscription agreement entered into with an investor, a three year warrant exercisable for 1,000,000 shares of common stock was granted to the investor, together with 1,000,000 shares of common stock for subscription proceeds of $25,000.

In terms of the Senior Secured convertible notes entered into with various noteholders as described in note 9 above, the Company issued five year warrants exercisable for a total of 41,200,000 shares of common stock at an initial exercise price of $0.05 per share. The warrants have a cashless exercise option and an exercise limitation based on a certain beneficial ownership percentage of 4.99% which may be adjusted to 9.99%. The Company has a mandatory exercise right if the closing price of the common stock trades above $0.15 per share for ten consecutive days and trading volume is at least $250,000. The exercise price of the warrant is adjustable under the following conditions; i) subsequent equity sales are at a price below the exercise price of the warrant; ii) the Company issues options with an exercise price lower than the exercise price of the warrants; iii) issues convertible securities which are convertible into common stock at a price lower than the warrant exercise price; and iv) the option exercise price or rate of conversion for convertible securities results in a lower exercise price than the exercise price of the warrants.

As long as the senior secured convertible debt which resulted in these warrant being issued, is still outstanding, the warrants will have a full rachet increase right upon a change in the exercise price of the warrant as described above. The increase in warrants will be determined by multiplying the exercise price of the warrant immediately before a change in exercise price has occurred by the number of warrants outstanding, and dividing the product obtained by the revised exercise price.

The warrant holders also have the option to acquire subsequent rights offering rights, under certain circumstances and is entitled to pro-rata distributions made by the Company in assets or securities other than common stock.

The warrants include a fundamental transaction clause which will give the warrant holder the right on an as converted basis to the proceeds which common shareholders would be entitled to as a result of a fundamental transaction. Notwithstanding the aforementioned rights, provided the warrants are not registered under an effective registration statement, the holder of the warrant has the right to receive cash equal to the Black-Scholes value of the unexercised portion of the warrant in accordance with the terms of the warrant agreement.

The fair value of the warrants issued were determined by using a Black Scholes valuation model using the following assumptions:

Nine months ended September 30, 2020
Conversion price	$0.05
Risk free interest rate	1.35%
Expected life of derivative liability	3 years
Expected volatility of underlying stock	190.4 to 216.9%
Expected dividend rate	0%

A summary of warrant activity during the period January 1, 2019 to September 30, 2020 is as follows:

	Shares Underlying Warrants*	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2019	852,775	$2.00 to 6.25	$5.10
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2019	852,775	$2.00 to 6.25	$5.10
Granted	42,200,000	0.05	0.05
Forfeited/Cancelled	(536,775)	2.00 to 6.25	4.42
Exercised	-	-	-
Outstanding September 30, 2020	42,516,000	$0.05 to 6.25	$0.10

The warrants outstanding and exercisable at September 30, 2020 are as follows:

	Warrants Outstanding			Warrants Exercisable
Exercise Price*	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$6.25	316,000	0.12		316,000
$0.05	42,200,000	4.80		42,200,000
	42,516,000	4.76	$0.10	42,516,000	$0.10	4.76

The warrants outstanding have an intrinsic value of $0 and $0 as of September 30, 2020 and December 31, 2019.

e.	Stock options

On June 18, 2018, the Company established its 2018 Stock Incentive Plan (the "Plan"). The purpose of the Plan is to promote the interests of the Company and the stockholders of the Company by providing directors, officers, employees and consultants of the Company with appropriate incentives and rewards to encourage them to enter into and continue in the employ or service of the Company, to acquire a proprietary interest in the long-term success of the Company and to reward the performance of individuals in fulfilling long-term corporate objectives. The Plan terminates after a period of ten years in June 2028.

The Plan is administered by the Board of Directors or a Committee appointed by the Board of Directors who have the authority to administer the Plan and to exercise all the powers and authorities either specifically granted to it under the Plan.

The maximum number of securities available under the Plan is 800,000 shares of common stock. The maximum number of shares of common stock awarded to any individual during any fiscal year may not exceed 100,000 shares of common stock.

No options were granted for the three and nine months ended September 30, 2020.

A summary of option activity during the period January 1, 2019 to September 30, 2020 is as follows:

	Shares Underlying options	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2019	200,000	$0,40	$0,40
Granted	-	-	-
Forfeited/Cancelled	(100,000)	-	-
Exercised	-	-	-
Outstanding December 31, 2019	100,000	0.40	0.40
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding September 30, 2020	100,000	$0.40	$0.40

The options outstanding and exercisable at September 30, 2020 are as follows:

	Options Outstanding			Options Exercisable
Exercise Price*	Number Outstanding*	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price*	Number Exercisable	Weighted Average Exercise Price*	Weighted Average Remaining Contractual life in years
0.40	100,000	8.50	$0.40	100,000	$0.4	8.50

The options outstanding have an intrinsic value of $0 and $0 as of September 30, 2020 and December 31, 2019.

10	STOCKHOLDERS' EQUITY

a.	Common Stock

The Company has authorized 500,000,000 common shares with a par value of $0.0001 each. The Company has issued and outstanding 128,902,124 shares of common stock as of December 31, 2019 and 8,883,922 as of December 31, 2018, after giving effect to a 10 for 1 reverse stock split.

On November 1, 2019, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of Company's common stock at a ratio of 1-for-10 (the "Reverse Stock Split"), effective on November 1, 2019. As a result of the Reverse Stock Split, each ten (10) pre-split shares of common stock outstanding was automatically combined into one (1) new share of common stock without any further action on the part of the holders, and the number of outstanding shares common stock was reduced from 320,477,867 shares to 32,047,886 shares, after taking into account rounding up for fractional shares.

The following common shares were issued by the Company during the year ended December 31, 2019.

●	In terms of various debt conversion notices received between January 16, 2019 and December 17, 2019, the Company issued an aggregate of 99,106,803 shares of common stock, and in terms of various debt exchange agreements entered into on November 18, 2019, the Company issued an aggregate of 17,641,713 shares of common stock, in settlement of $2,792,648 of convertible notes and $791,857 of loans payable, resulting in a net loss on conversion and exchange of $2,838,599.

●	The Company did not repay a convertible note issued to Labrys Fund, LP prior to the maturity date, which resulted in the returnable commitment shares being retained by Labrys Fund, LP. The 82,572 shares of common stock was expensed as a commitment fee, valued at $165,254 on April 25, 2019.

●	In terms of subscription agreements entered into with investors between August 5, 2019 and November 18, 2019, the Company issued 3,177,015 shares of common stock for gross proceeds of $200,400.

b.	Preferred Stock

The Company has authorized 25,000,000 shares of preferred stock with a par value of $0.0001 authorized, no preferred stock is issued and outstanding as of December 31, 2019 and 2018.

c.	Warrants

A summary of warrant activity during the period January 1, 2018 to December 31, 2019 is as follows:

	Shares Underlying Warrants*	Exercise price per share*	Weighted average exercise price*
Outstanding January 1, 2018	852,775	$2.00 to 6.25	$5.10
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2018	852,775	$2.00 to 6.25	$5.10
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2019	852,775	$2.00 to 6.25	$5.10

* Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

c.	Warrants (continued)

The warrants outstanding and exercisable at December 31, 2019 are as follows:

	Warrants Outstanding			Warrants Exercisable
Exercise Price*	Number Outstanding*	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price*	Number Exercisable*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual life in years
$6.25	621,920	0.75		621,920
$2.00	230,855	0.50		230,855
	852,775	0.68	$5.10	852,775	$5.10	0.68

*	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

The warrants outstanding have an intrinsic value of $0 and $0 as of December 31, 2019 and 2018, respectively.

d.	Stock options

On June 18, 2018, the Company established its 2018 Stock Incentive Plan. The purpose of the plan is to promote the interests of the Company and the stockholders of the Company by providing directors, officers, employees and consultants of the Company with appropriate incentives and rewards to encourage them to enter into and continue in the employ or service of the Company, to acquire a proprietary interest in the long-term success of the Company and to reward the performance of individuals in fulfilling long-term corporate objectives. The plan terminates after a period of ten years in June 2028.

The Plan is administered by the Board of Directors or a Committee appointed by the Board of Directors who have the authority to administer the Plan and to exercise all the powers and authorities either specifically granted to it under the Plan.

The maximum number of securities available under the plan is 8,000,000 shares of common stock. The maximum number of shares of common stock awarded to any individual during any fiscal year may not exceed 1,000,000 shares of common stock.

No options or restricted shares were granted for the year ended December 31, 2019.

On June 29, 2018, the Company granted a director 120,000 shares of restricted common stock in terms of the Stock Incentive Plan. These shares were valued at $49,200 on the date of grant and were vested immediately.

On December 27, 2018, the Company granted a director 70,000 shares of restricted common stock in terms of the Stock Incentive Plan. These shares were valued at $2,975 on the granted date and vested immediately.

On December 27, 2018, the Company granted ten year options to purchase an aggregate of 2,000,000 shares of common stock at an exercise price of $0.04 per share, valued at $79,606, to the executive officers of the Company.

On November 1, 2019, the 100,000 stock options issued to Gaston Pereira expired as they were not exercised within three months of his resignation.

d.	Stock options (continued)

The fair value of the options issued were valued using a Black Scholes option pricing model using the following assumptions:

Year ended December 31, 2018

Calculated stock price	$0.04
Risk-free interest rate	2.77%
Expected life of warrants (in years)	10
Expected volatility of the underlying stock	174.91%
Expected dividend rate	0%

The volatility of the common stock is estimated using historical data of the Company. The risk-free interest rate used in the Black-Scholes pricing model is determined by reference to historical U.S. Treasury constant maturity rates with maturities approximate to the life of the options granted. An expected dividend yield of zero is used in the valuation model, because the Company does not expect to pay any cash dividends in the foreseeable future. As of December 31, 2018, the Company does not anticipate any of the options will be forfeited in performing the valuation of the options.

A summary of option activity during the period January 1, 2018 to December 31, 2019 is as follows:

	Shares Underlying options*	Exercise price per share*	Weighted average exercise price*
Outstanding January 1, 2018	200,000	$0,40	$0,40
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2018	200,000	0.40	0.40
Granted	-	-	-
Forfeited/Cancelled	(100,000)	-	-
Exercised	-	-	-
Outstanding December 31, 2019	100,000	$0.40	$0.40

*	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

The options outstanding and exercisable at December 31, 2019 are as follows:

	Options Outstanding			Options Exercisable
Exercise Price*	Number Outstanding*	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price*	Number Exercisable	Weighted Average Exercise Price*	Weighted Average Remaining Contractual life in years
0.40	100,000	9.00	$0.40	100,000	$0.4	9.00

*	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

The options outstanding have an intrinsic value of $0 and $0 as of December 31, 2019 and 2018, respectively.